Other Receivables, Net (Details) - Schedule of Other Receivables - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Other Receivables [Abstract]
Others	$ 332	$ 332
Receivables from vendors upon cancellation of concerts	23,286,550	13,000,000
Receivables from transfer of concert cooperation right	1,500,000
Other receivables	24,786,882	13,000,332
Allowance for credit losses	(23,286,550)	(7,500,000)
Other receivables, net	$ 1,500,332	$ 5,500,332